Employee benefits - Summary of Main Financial Assumptions Used in Determining the Present Value of the TFR and Other Leaving Indemnities (Detail)	Dec. 31, 2023	Dec. 31, 2022
Spain
Disclosure of net defined benefit liability (asset) [line items]
Inflation rate	2.00%	1.00%
Bottom of range | Italy
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	2.90%	3.60%
Inflation rate	2.00%	2.00%
Turn-over rate	1.00%	0.50%
Bottom of range | Spain
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	3.00%	3.70%
Turn-over rate	4.00%	2.50%
Bottom of range | China
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	2.60%	2.80%
Inflation rate	1.50%	5.50%
Turn-over rate	2.00%	3.50%
Top of range | Italy
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	3.40%	3.80%
Inflation rate	3.00%	3.00%
Turn-over rate	10.00%	7.90%
Top of range | Spain
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	3.30%	3.80%
Turn-over rate	5.00%	4.00%
Top of range | China
Disclosure of net defined benefit liability (asset) [line items]
Discount rate		2.90%
Inflation rate	9.00%	8.00%
Turn-over rate	4.50%	5.50%